Cover	Mar. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2023
Entity File Number	333-182761
Entity Registrant Name	CHINA DE XIAO QUAN CARE GROUP CO., LTD
Entity Central Index Key	0001552979
Entity Tax Identification Number	38-3870905
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	42 Mott Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	86
Local Phone Number	1370164788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CDXQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	NHALE, INC